UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JULY 31, 2016

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.9%
Alabama - 0.4%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/16	$1,000,000	$1,005,810
Subordinated Lien	5.000%	10/1/17	2,250,000	2,338,132
Subordinated Lien	5.000%	10/1/18	2,000,000	2,132,380
Mobile, AL, IDB, PCR, Alabama Power Co., Barry Plant	1.625%	10/2/18	2,500,000	2,531,750	(a)(b)

Total Alabama				8,008,072

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	693,974
State Capital Project II	5.000%	12/1/18	500,000	548,820
Valdez, AK, Marine Terminal Revenue:
BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	10,553,200
BP Pipelines Inc. Project	5.000%	1/1/21	4,630,000	5,327,695

Total Alaska				17,123,689

Arizona - 1.0%
Glendale, AZ, GO, AGM	4.000%	7/1/19	1,640,000	1,788,715
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,342,340
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,167,360
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	5,370,000	6,040,874
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.600%	3/1/18	2,500,000	2,525,775	(a)(b)(c)
Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,533,475	(a)(b)(c)

Total Arizona				17,398,539

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,174,531
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,061,150

Total Arkansas				2,235,681

California - 5.7%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,650,590
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	1.140%	10/1/19	4,750,000	4,741,925	(a)(b)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project, CMI	3.000%	1/1/17	480,000	485,078
Northern California Retired Officers Community - Paradise Valley Estates Project, CMI	4.000%	1/1/18	1,290,000	1,353,404
Sutter Health Obligated Group	1.000%	8/15/19	7,000,000	7,006,160	(a)(b)(d)
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	3,100,000	3,138,068
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	769,965
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	628,848
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,069,020
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,089,630
California State, GO	0.990%	12/1/16	10,000,000	10,000,100	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State, GO	5.000%	9/1/17	$500,000	$524,265
California State, GO	4.000%	12/1/17	20,000,000	20,574,000	(a)(b)
California Statewide CDA Revenue, Kaiser Permanente	5.000%	5/1/17	6,640,000	6,854,605	(a)(b)
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	9,066,960
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,493,263
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,533,198
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,584,015
Los Angeles, CA, Department of Airports Revenue, Ontario International, NATL	5.000%	5/15/18	1,400,000	1,404,648	(c)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,609,954
Port of Oakland, CA, Revenue	5.000%	5/1/17	2,250,000	2,323,057	(c)
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	959,040
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	816,728
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,628,039
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,418,608
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	8,133,403	(e)
University of California, CA, Revenue	1.400%	5/15/21	6,850,000	6,948,777	(a)(b)
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation, AGM	4.000%	9/1/18	650,000	693,050

Total California				101,498,398

Colorado - 3.3%
Colorado State Health Facilities Authority Revenue:
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	15,000,000	18,556,050	(a)(b)(d)
Catholic Health Initiatives	1.875%	11/6/19	5,545,000	5,639,210	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	2,080,000	2,389,400
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	6,939,505
Catholic Health Initiatives	5.000%	2/1/25	2,590,000	2,911,704
Denver, CO, City & County Airport Revenue	5.000%	11/15/16	7,435,000	7,530,837	(c)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	1,875,789
Stapleton	5.000%	12/1/17	4,000,000	4,217,040
Stapleton	5.000%	12/1/18	5,265,000	5,710,156
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,007,180	(f)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,040,770	(f)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,094,910	(f)

Total Colorado				58,912,551

Connecticut - 4.4%
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,577,300
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,728,790
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,875,337
Bridgeport, CT, GO, AGM	5.000%	8/15/23	5,870,000	7,054,155
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/17	1,260,000	1,329,754
Yale University	0.800%	7/26/17	10,000,000	10,024,400	(a)(b)
Connecticut State, GO	1.120%	4/15/17	6,550,000	6,566,702	(b)
Connecticut State, GO	0.960%	9/15/17	6,500,000	6,514,690	(b)
Connecticut State, GO	5.000%	6/15/22	8,000,000	9,596,560

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	$10,375,000	$11,682,146
SIFMA Index	0.860%	3/1/18	4,500,000	4,476,690	(b)
SIFMA Index	1.360%	5/15/18	5,490,000	5,505,921	(b)
SIFMA Index	1.190%	6/15/18	5,000,000	5,000,350	(b)
SIFMA Index	1.070%	3/1/20	4,375,000	4,325,213	(b)
West Haven, CT, GO, AGM	5.000%	8/1/16	1,095,000	1,095,000

Total Connecticut				78,353,008

District of Columbia - 0.7%
District of Columbia Income Tax Secured Revenue, SIFMA	0.740%	12/1/17	4,500,000	4,496,310	(b)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,067,750	(c)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	6,215,000	6,773,107	(c)

Total District of Columbia				12,337,167

Florida - 2.4%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,063,180
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,105,404
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,028,590
Escambia County, FL, PCR, Gulf Power Co. Project	1.150%	6/21/18	3,500,000	3,514,350	(a)(b)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/18	2,000,000	2,188,020	(c)
Halifax, FL, Hospital Medical Center Revenue	3.000%	6/1/17	850,000	865,886
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,071,100
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,014,380
Lee County, FL, Transportation Facilities Revenue, AGM	5.000%	10/1/17	1,500,000	1,574,445
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,203,510
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	2,600,000	2,618,746	(c)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,036,900	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	1,270,000	1,319,619
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,620,135
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,751,442
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	3,000,000	3,130,080
Okeechobee County, FL, Solid Waste Revenue, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,200,000	(a)(b)
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,764,765
South Miami, FL, Health Facilities Authority Revenue, Baptist Health South Florida Group	5.000%	8/15/18	2,860,000	2,996,737
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,435,000	1,445,949
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,500,000	1,523,490

Total Florida				43,036,728

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 5.0%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	$1,010,000	$1,100,526	(e)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	1.375%	4/4/17	2,400,000	2,408,064	(a)(b)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	27,700,000	27,902,764	(a)(b)
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	8,900,000	9,225,384	(a)(b)
Georgia Transmission Corp. Vogtle Project	1.300%	5/3/18	11,150,000	11,215,562	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	12,300,000	12,737,388	(a)(b)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Second Indenture	0.720%	7/1/17	5,000,000	4,990,850	(a)(b)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,519,750	(a)(b)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,598,930	(a)(b)
Oglethorpe Power Corp. Scherer Project	2.400%	4/1/20	2,335,000	2,419,714	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	3,000,000	3,094,830	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,266,673
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	2,894,072

Total Georgia				89,374,507

Hawaii - 0.1%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,350,433
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	435,264

Total Hawaii				1,785,697

Illinois - 6.5%
Chicago, IL Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,208,834
Chicago, IL, Board of Education, GO, Capital Appreciation, School Reform, NATL	0.000%	12/1/16	2,375,000	2,354,242
Chicago, IL, GO	5.000%	1/1/18	2,100,000	2,155,797
Chicago, IL, GO	5.000%	1/1/19	4,600,000	4,762,380
Chicago, IL, GO	5.000%	1/1/20	4,850,000	5,054,913
Chicago, IL, Midway Airport Revenue	5.000%	1/1/20	2,000,000	2,253,240	(c)
Chicago, IL, O’Hare International Airport Revenue, General, Senior Lien	4.000%	1/1/19	20,000,000	21,386,000	(c)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,194,907
Harbor Facilities	5.000%	1/1/19	1,000,000	1,085,050
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/18	1,500,000	1,572,150
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,541,425	(a)(b)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	2,300,000	2,375,026	(a)(b)
Illinois State Municipal Electric Agency Power Supply Revenue	5.000%	2/1/18	2,000,000	2,124,840
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,213,562
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	6,100,000	6,207,726
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,068,840
Illinois State, GO	5.000%	8/1/16	8,000,000	8,000,000
Illinois State, GO	5.000%	4/1/17	3,750,000	3,843,750
Illinois State, GO	5.000%	8/1/17	7,000,000	7,261,450
Illinois State, GO	4.000%	7/1/18	9,460,000	9,900,174

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO	5.000%	7/1/19	$8,900,000	$9,659,170
McHenry County, IL, Debt Certificates	3.000%	12/30/16	2,000,000	2,020,120
Regional Transportation, IL, Authority Revenue, NATL	6.250%	7/1/20	9,920,000	11,811,546

Total Illinois				115,055,142

Indiana - 4.5%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,379,189
Indiana State Finance Authority, EDR, Republic Services Inc. Project	0.800%	9/1/16	5,000,000	5,000,200	(a)(b)(c)
Indiana State Finance Authority, Hospital Revenue:
Methodist Hospitals Inc.	5.000%	9/15/16	500,000	502,465
Methodist Hospitals Inc.	5.000%	9/15/17	250,000	260,730
Methodist Hospitals Inc.	5.000%	9/15/19	300,000	332,142
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	1.150%	12/1/17	3,000,000	3,018,600	(a)(b)
Ascension Health Credit Group	1.250%	5/1/20	4,250,000	4,268,147	(a)(b)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	17,725,350	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	10,000,000	11,853,800	(a)(b)(c)
BP Products North America Inc. Project, BP PLC	1.190%	12/2/19	20,000,000	19,761,600	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	6,081,300	(a)(b)

Total Indiana				79,183,523

Kansas - 0.2%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index	0.633%	9/1/18	2,000,000	1,993,700	(b)
LIBOR Index	0.713%	9/1/19	2,000,000	1,996,940	(b)

Total Kansas				3,990,640

Kentucky - 2.0%
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	14,125,000	14,637,314
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	14,077,140	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	7,500,000	7,515,225	(a)(b)

Total Kentucky				36,229,679

Louisiana - 0.1%
Bossier City, LA, Utilities Revenue	2.000%	10/1/16	500,000	501,165
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	850,000	914,702

Total Louisiana				1,415,867

Maryland - 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,035,937	(c)

Massachusetts - 3.1%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,060,178
Boston University	1.020%	3/30/17	7,000,000	6,991,320	(a)(b)
Partners Healthcare System Inc.	0.990%	1/30/18	8,785,000	8,766,288	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State HEFA Revenue:
Amherst College	0.800%	12/1/17	$6,500,000	$6,497,400	(a)(b)
Refunding\Partners Healthcare Systems	5.000%	7/1/18	2,575,000	2,682,120
Massachusetts State, GO:
Consolidated Loan	0.780%	1/1/17	26,500,000	26,500,795	(b)
Consolidated Loan	0.870%	1/1/18	1,880,000	1,880,921	(b)

Total Massachusetts				54,379,022

Michigan - 3.6%
Detroit, MI, City School District, GO, School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,576,975
Gibraltar, MI, School District, GO, Q-SBLF	5.000%	5/1/17	1,100,000	1,136,729
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,365,429
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,497,041
Michigan State Finance Authority Revenue:
Ascension Health	1.100%	8/15/19	4,500,000	4,530,915	(a)(b)
Detroit School District, Q-SBLF	5.000%	5/1/18	3,410,000	3,646,484
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,257,158
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	4,816,865
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,987,350
Michigan State Hospital Finance Authority Revenue:
Ascension Health	1.400%	6/29/18	8,245,000	8,341,467	(a)(b)
Ascension Health Credit Group	1.500%	5/1/20	2,500,000	2,533,525	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	20,000,000	20,453,400	(a)(b)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,735,072
Wyandotte, MI, School District, GO, Q-SBLF	5.000%	5/1/17	1,305,000	1,347,073

Total Michigan				64,225,483

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System, NATL	5.000%	11/15/18	6,090,000	6,439,261

Mississippi - 0.4%
Mississippi State Business Finance Corp., Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.000%	7/1/17	4,000,000	4,006,160
Waste Management Inc. Project	1.125%	9/1/17	1,550,000	1,554,727	(a)(b)
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,099,920

Total Mississippi				6,660,807

Missouri - 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,504,515

Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Revenue:
Project #1, Goldman Sachs Group Inc.	5.250%	12/1/18	3,000,000	3,280,950
Project #3	5.000%	9/1/18	4,050,000	4,368,330

Total Nebraska				7,649,280

Nevada - 0.6%
Clark County, NV, Airport Revenue, Junior Subordinated Lien Notes	5.000%	7/1/17	3,000,000	3,117,510	(c)
Clark County, NV, PCR, Southern California Edison Co.	1.875%	4/1/20	3,650,000	3,728,327	(a)(b)
Washoe County, NV, Gas Facilities Revenue, Sierra Pacific Power Co.	1.500%	6/3/19	3,000,000	3,014,940	(a)(b)(c)

Total Nevada				9,860,777

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.3%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	$5,000,000	$5,074,250	(a)(b)(c)

New Jersey - 8.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	1,000,000	1,060,730
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,079,520
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,792,823
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,064,830
Lenape, NJ, Regional High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,053,620
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,033,360
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,066,690
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,081,350
Rutgers University	5.000%	6/15/19	1,380,000	1,545,600
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,195,360
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	3,840,000	4,086,144	(c)
School Facilities Construction	1.170%	2/1/17	8,500,000	8,492,775	(b)
School Facilities Construction	5.000%	6/15/18	2,500,000	2,668,075
School Facilities Construction, SIFMA	1.340%	2/1/17	5,350,000	5,350,481	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/19	10,365,000	11,504,424	(e)
School Facilities, State Appropriations	5.000%	9/1/16	4,605,000	4,621,394	(e)
New Jersey State EFA Revenue:
Kean University	5.000%	7/1/20	1,000,000	1,144,750
Rider University	5.000%	7/1/17	1,000,000	1,033,860
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	5.000%	12/1/16	1,000,000	1,013,010	(c)
Senior	4.000%	12/1/17	1,500,000	1,554,945	(c)
Senior	5.000%	12/1/18	3,000,000	3,245,730	(c)
Senior	3.000%	12/1/19	10,250,000	10,685,932	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	1.640%	12/15/21	15,000,000	14,480,550	(a)(b)
Transportation Program, State Appropriations	5.000%	6/15/17	1,000,000	1,034,680
Transportation Program, State Appropriations	4.000%	6/15/18	5,875,000	6,162,052
Transportation Program, State Appropriations	5.000%	6/15/22	5,000,000	5,722,050
Transportation System	5.000%	12/15/18	8,300,000	8,926,567
Transportation System, XLCA	5.000%	12/15/16	1,825,000	1,853,945
New Jersey State Turnpike Authority Revenue	0.920%	1/1/17	5,150,000	5,151,854	(b)
New Jersey State Turnpike Authority Revenue	1.060%	1/1/17	11,000,000	11,001,760	(a)(b)
New Jersey State Turnpike Authority Revenue	0.883%	1/1/18	5,000,000	4,995,700	(a)(b)
New Jersey State Turnpike Authority Revenue	0.990%	1/1/18	3,000,000	2,998,470	(b)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,255,280
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	796,065
Passaic Valley, NJ, Sewage Commissioners Sewer System Revenue, AGM	5.000%	12/1/20	7,295,000	8,484,012

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Rutgers State University Revenue	4.000%	5/1/18	$750,000	$794,048
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	3,000,000	3,041,250	(a)(b)(c)
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	1,977,489
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/18	975,000	1,027,767
School Board Reserve Fund	4.000%	3/1/18	25,000	26,329	(e)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,589,862
School Board Reserve Fund	4.000%	3/1/19	35,000	37,955	(e)

Total New Jersey				156,733,088

New Mexico - 3.6%
Farmington, NM, PCR, Southern California Edison Co.	1.875%	4/1/20	24,750,000	25,303,708	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue:
SPA-Royal Bank of Canada	1.063%	8/1/19	16,000,000	15,932,960	(a)(b)
SPA-Royal Bank of Canada	5.000%	8/1/19	21,160,000	23,529,708	(a)(b)

Total New Mexico				64,766,376

New York - 10.3%
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	840,000
YMCA of Greater New York Project	5.000%	8/1/17	660,000	686,327
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	540,000	562,453	(c)(f)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,106,850
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	652,554
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	689,045
Long Island, NY, Power Authority Electric System Revenue	1.207%	11/1/18	1,500,000	1,507,275	(a)(b)
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	3,420,000	3,816,994
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	780,000	873,179	(e)
Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,626,183
BAM	5.000%	6/1/20	5,115,000	5,889,769
MTA, NY, Dedicated Tax Fund Revenue	1.020%	11/1/19	3,155,000	3,147,743	(a)(b)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,377,880
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	734,430
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,545,537
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,510,942
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	14,750,000	14,750,000	(a)(b)(c)
New York State Dormitory Authority Revenue, Non-State Supported Debt, Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	3,007,327
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	40,305,000	44,890,500
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,284,975
Transportation	4.000%	3/15/18	1,000,000	1,055,950

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Transportation Development Corp. Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/21	$10,000,000	$11,211,900	(c)
Terminal One Group Association LP	5.000%	1/1/20	6,255,000	7,073,967	(c)
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,089,151
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,169,407
Port Authority of New York & New Jersey Revenue	5.000%	10/1/20	12,500,000	14,493,875	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/1/21	5,000,000	5,928,750	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/1/22	10,000,000	12,091,500	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985,000	7,048,654	(c)
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	480,000	480,941
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,090,480
Tobacco Settlement Financing Corp., NY, Revenue:
State Appropriations	5.000%	6/1/21	7,500,000	7,777,725
State Appropriations	5.000%	6/1/22	7,700,000	7,980,588
Triborough Bridge & Tunnel Authority, NY, Revenue	0.613%	11/1/16	3,385,000	3,383,511	(a)(b)
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/18	1,000,000	1,016,910

Total New York				182,393,272

North Carolina - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	1.180%	12/1/17	4,460,000	4,445,639	(a)(b)

Ohio - 1.9%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,375,137
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,062,020
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,412,432
Lancaster, OH, Port Authority Gas Revenue:
SPA-Royal Bank of Canada	0.913%	2/1/19	2,000,000	1,992,500	(b)
SPA-Royal Bank of Canada	0.933%	8/1/19	2,000,000	1,992,140	(b)
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	17,998,200	(a)(b)
Ohio State Water Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,149,685	(a)(b)
Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,799,982
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,923,345

Total Ohio				34,705,441

Oklahoma - 0.3%
Oklahoma State Development Finance Authority Health System Revenue	4.000%	8/15/16	2,000,000	2,002,480
Oklahoma State Development Finance Authority Health System Revenue	5.000%	8/15/17	1,500,000	1,568,685
Oklahoma State Development Finance Authority Revenue, St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,534,605

Total Oklahoma				5,105,770

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.6%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	10/1/18	$3,000,000	$3,038,430
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,029,039
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,137,260
Oregon State Facilities Authority Revenue, Providence Health & Services	0.670%	9/30/16	3,645,000	3,645,510	(a)(b)
Portland, OR, River District Urban Renewal & Redevelopment Tax Allocation	5.000%	6/15/18	1,000,000	1,078,630

Total Oregon				9,928,869

Pennsylvania - 7.9%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,066,200
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	551,845
Beaver County, PA, IDA, Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,192,272
Cambria County, PA, GO:
BAM	4.000%	8/1/16	1,035,000	1,035,000
BAM	4.000%	8/1/17	1,120,000	1,153,622
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/17	2,100,000	2,135,574
Port District Project	5.000%	1/1/18	1,235,000	1,302,962
Port District Project	5.000%	1/1/19	3,490,000	3,792,897
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	3,068,280	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/16	325,000	328,478	(c)
Amtrak Project	5.000%	11/1/17	1,920,000	2,021,357	(c)
Amtrak Project	3.000%	11/1/18	750,000	773,722	(c)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	5/1/18	2,000,000	2,001,640	(a)(b)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,307,860
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	7,965,150
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,166,800
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,191,292
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	741,503
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,049,415
Shippensburg University Student Services Inc.	4.000%	10/1/16	150,000	150,756
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	269,386
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	576,974
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,005,720	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	631,263	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,014,270	(c)
Pennsylvania State IDA Revenue, Economic Development	5.000%	7/1/17	4,895,000	5,089,919

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Public School Building Authority Palease Revenue:
Philadelphia School District	4.000%	6/1/18	$2,160,000	$2,247,415
Philadelphia School District	5.000%	6/1/19	1,500,000	1,629,555
Pennsylvania State Turnpike Commission Revenue	1.140%	12/1/19	10,000,000	9,974,100	(b)
Pennsylvania State Turnpike Commission Revenue	1.320%	12/1/20	13,775,000	13,729,405	(b)
Pennsylvania State Turnpike Commission Revenue	1.420%	12/1/21	5,000,000	4,988,500	(b)
Pennsylvania State Turnpike Commission Revenue:
SIFMA	1.040%	12/1/17	18,820,000	18,826,963	(b)
SIFMA	1.120%	12/1/18	2,500,000	2,499,550	(b)
Pennsylvania State, GO	5.000%	6/15/24	2,000,000	2,469,100
Philadelphia, PA, Hospitals & Higher EFA Revenue, Temple University Health System	5.000%	7/1/17	1,000,000	1,030,160
Philadelphia, PA, School District, GO	5.000%	9/1/17	4,750,000	4,931,165
Philadelphia, PA, School District, GO	5.000%	9/1/19	5,990,000	6,546,231
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,555,365	(c)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	2,950,000	2,975,842	(e)
AGM	4.000%	11/1/16	2,090,000	2,105,487
AGM	5.000%	11/1/17	2,850,000	3,007,776	(e)
AGM	5.000%	11/1/17	2,025,000	2,120,499

Total Pennsylvania				140,221,270

South Carolina - 1.1%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,097,390
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	523,625
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,637,025
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	8,120,080
Santee Cooper Project	5.000%	12/1/17	8,000,000	8,461,440

Total South Carolina				19,839,560

Tennessee - 0.5%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Baptist Memorial Health Care Obligated Group	5.000%	9/1/17	3,695,000	3,864,453
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,017,750

Total Tennessee				8,882,203

Texas - 11.7%
Alvin, TX, ISD, GO, Schoolhouse, PSF-GTD	0.650%	8/15/16	3,000,000	3,000,150	(a)(b)
Austin, TX, GO, Public Property Finance Contractual	5.000%	9/1/18	1,995,000	2,092,575
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,060,560
Senior Lien	5.000%	1/1/19	500,000	549,415
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,789,721
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	1,000,000	1,011,220
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,110,720
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,096,520
Dallas-Fort Worth, TX, International Airport Revenue, Joint	5.000%	11/1/17	2,575,000	2,712,582	(c)
Denton, TX, ISD, GO, PSF-GTD, School Building	2.000%	8/1/20	2,000,000	2,070,340	(a)(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Gulf Coast, TX, Waste Disposal Authority Revenue, U.S. Steel Corp. Project	5.750%	9/1/17	$3,000,000	$3,025,050
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	1.020%	12/1/19	3,425,000	3,416,575	(a)(b)
Memorial Hermann Healthcare System	0.940%	6/1/17	3,600,000	3,600,900	(b)
Memorial Hermann Healthcare System	1.190%	6/1/20	1,065,000	1,066,906	(b)
Harris County, TX, Revenue:
Toll Road	0.970%	8/15/16	1,600,000	1,600,080	(b)
Toll Road	1.080%	8/15/16	10,000,000	10,000,800	(a)(b)
Toll Road	1.070%	8/15/17	5,500,000	5,497,195	(b)
Toll Road	1.220%	8/15/18	6,000,000	6,010,620	(b)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	10,379,500	(c)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,935,253	(c)
Katy, TX, ISD, GO, PSF-GTD	5.000%	8/15/17	3,475,000	3,630,055	(a)(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,077,536	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,645,000	15,124,331	(a)(b)
North Texas Tollway Authority Revenue:
First Tier	1.240%	1/1/19	11,000,000	11,055,880	(a)(b)
First Tier	1.110%	1/1/20	43,150,000	43,363,592	(a)(b)
Round Rock, TX, ISD, GO, PSF-GTD	1.500%	8/1/21	5,000,000	5,001,000	(a)(b)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,075,000	1,130,674
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckingham Senior Living Community Project	3.875%	11/15/20	3,000,000	3,036,150
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	1,625,000	1,682,866
Financing System	5.000%	5/15/18	1,000,000	1,079,600
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	21,700,000	22,552,376
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	4,720,000	4,797,502
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,227,280
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,552,400	(a)(b)
Texas State, GO, Transport Commission - Mobility Fund	0.820%	10/1/18	4,000,000	3,977,680	(a)(b)

Total Texas				208,315,604

Virginia - 1.9%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	705,782
Louisa, VA, IDA, PCR, Virginia Electric & Power Co.	0.700%	12/1/16	4,500,000	4,501,440	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co.	1.875%	6/1/20	5,000,000	5,114,550	(a)(b)
Virginia Electric & Power Co.	2.150%	9/1/20	14,500,000	14,976,180	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	8,150,000	8,320,498	(a)(b)

Total Virginia				33,618,450

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.4%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	$2,000,000	$2,314,200	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,229,350
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	3,000,000	3,070,290	(f)

Total Washington				6,613,840

West Virginia - 0.8%
West Virginia State University Revenue, West Virginia University Project	0.970%	10/1/19	8,000,000	7,952,320	(a)(b)
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,004,860	(a)(b)(c)

Total West Virginia				13,957,180

Wisconsin - 0.4%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.000%	6/1/21	5,500,000	5,532,780	(a)(b)(c)
Wisconsin State Transportation Revenue	4.000%	7/1/17	2,150,000	2,219,122

Total Wisconsin				7,751,902

TOTAL MUNICIPAL BONDS (Cost - $1,706,488,428)				1,723,046,684

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	5.500%	8/15/51	5,000,000	5,000,000
M012 A1A2	5.500%	8/15/51	3,000,000	3,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,000,000)				8,000,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,714,488,428)				1,731,046,684

SHORT-TERM INVESTMENTS - 4.9%
MUNICIPAL BONDS - 4.9%
California - 0.4%
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.430%	4/1/36	4,900,000	4,900,000	(g)(h)
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank N.A.	0.390%	7/1/36	2,800,000	2,800,000	(g)(h)

Total California				7,700,000

Florida - 0.2%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.650%	10/1/28	3,000,000	3,000,000	(c)(g)(h)

Georgia - 0.7%
Heard County, GA, Development Authority Revenue	0.460%	9/1/29	12,300,000	12,300,000	(g)(h)

Illinois - 0.0%
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.420%	6/1/35	800,000	800,000	(g)(h)

Massachusetts - 0.2%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.420%	7/1/46	2,000,000	2,000,000	(g)(h)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.400%	7/1/27	900,000	900,000	(g)(h)

Total Massachusetts				2,900,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 2.4%
MTA, NY, Revenue, LOC-Citibank N.A.	0.430%	11/15/50	$200,000	$200,000	(g)(h)
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.430%	11/15/21	1,600,000	1,600,000	(g)(h)
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.590%	11/1/26	5,400,000	5,400,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.500%	6/15/32	14,635,000	14,635,000	(g)(h)
Second General Resolution, SPA-Dexia Credit Local	0.590%	6/15/32	5,500,000	5,500,000	(g)(h)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.590%	8/1/22	900,000	900,000	(g)(h)
Future Tax Secured, SPA-Dexia Credit Local	0.590%	8/1/23	2,300,000	2,300,000	(g)(h)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.590%	11/1/22	5,125,000	5,125,000	(g)(h)
New York State Housing Finance Agency Revenue, 625 West 57th Street, LOC-Bank of New York Mellon	0.400%	5/1/49	6,600,000	6,600,000	(g)(h)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.400%	12/1/29	800,000	800,000	(g)(h)

Total New York				43,060,000

North Carolina - 0.5%
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.520%	11/1/34	3,400,000	3,400,000	(g)(h)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.410%	10/1/38	4,900,000	4,900,000	(g)(h)

Total North Carolina				8,300,000

Ohio - 0.4%
Ohio State Hospital Revenue, University Hospitals Health System Inc.	0.740%	1/15/45	7,000,000	7,000,000	(g)(h)

Pennsylvania - 0.0%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, AGM, SPA-PNC Bank N.A.	0.720%	11/1/39	170,000	170,000	(g)(h)

Vermont - 0.1%
Vermont State Housing Finance Agency Revenue:
Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.480%	5/1/37	600,000	600,000	(c)(g)(h)
Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.480%	11/1/37	1,500,000	1,500,000	(c)(g)(h)

Total Vermont				2,100,000

TOTAL MUNICIPAL BONDS (Cost - $87,330,000)				87,330,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	SHARES	VALUE
Money Market Funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $35,916)	0.250%	35,916	$35,916

TOTAL SHORT-TERM INVESTMENTS (Cost - $87,365,916)			87,365,916

TOTAL INVESTMENTS - 102.2% (Cost - $1,801,854,344#)			1,818,412,600
Liabilities in Excess of Other Assets - (2.2)%			(39,992,402)

TOTAL NET ASSETS - 100.0%			$1,778,420,198

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$1,723,046,684	—	$1,723,046,684
Collateralized Mortgage Obligations	—	—	$8,000,000	8,000,000

Total Long-Term Investments	—	$1,723,046,684	$8,000,000	$1,731,046,684

Short-Term Investments:†
Municipal Bonds	—	$87,330,000	—	$87,330,000
Money Market Funds	$35,916	—	—	35,916

Total Short-Term Investments	$35,916	$87,330,000	—	$87,365,916

Total Investments	$35,916	$1,810,376,684	$8,000,000	$1,818,412,600

† See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,875,060
Gross unrealized depreciation	(1,316,804)

Net unrealized appreciation	$16,558,256

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016